Foreign Exchange (Gain) Loss, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	$ 440	$ 330	$ (112)
Foreign Exchange (Gain) Loss, Net	403	325	(107)
Translation Of U.S. Dollar Debt Issued From Canada [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	456	349	(131)
Translation Of U.S. Dollar Risk Management Contracts Issued From Canada [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	(16)	(19)	19
Intercompany Transactions [member]
Schedule Of Foreign Exchange Transactions [Line Items]
Realized Foreign Exchange (Gain) Loss	28		4
Other Monetary Revaluations and Settlements [member]
Schedule Of Foreign Exchange Transactions [Line Items]
Realized Foreign Exchange (Gain) Loss	$ (65)	$ (5)	$ 1